Defined benefit pension schemes - Actuarial valuations (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) item	Dec. 31, 2015 GBP (£)	Dec. 31, 2016 GBP (£)
Pension plans
Defined benefit pension schemes
Required actuarial valuations (in years)	3 years
Pension plans | UK
Defined benefit pension schemes
Number of plans | item	3
PSPS
Defined benefit pension schemes
Contributions payable per annum	£ 6.0
Annual deficit funding required	£ 0.0
Percentage allocated to PAC with-profits fund	70.00%		70.00%
Percentage allocated to shareholder-backed operations	30.00%		30.00%
SASPS
Defined benefit pension schemes
Annual deficit funding required	£ 26.0
Percentage allocated to PAC with-profits fund	40.00%		40.00%
Percentage allocated to shareholder-backed operations	60.00%		60.00%
Funding level to eliminate deficit funding requirement (as a percent)	100.00%
Required actuarial valuations (in years)	3 years
M&GGPS
Defined benefit pension schemes
Annual deficit funding required			£ 0.0
Deficit funding paid		£ 9.3
Number of plans | item	2